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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

April 30, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Brighthouse Life Insurance Company
        Brighthouse Fund UL III for Variable Life Insurance
        File Nos. 333-71349; 811-09215
        Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 29, 2019 and Statement of Additional information ("SAI") dated April 29, 2019 being used for the Corporate Owned Variable Universal Life Insurance Policy offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI for that product contained in Post-Effective Amendment No. 26 for the Account filed with the Commission on April 5, 2019.

Please call the undersigned at (980) 949-5089 with any questions.

Very truly yours,

/s/ Michele H. Abate

Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company